Earnings Per Share - Summary of Income Used in Basic and Diluted Earnings Per Share Computation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	$ (92,817,371)	$ (45,344,496)	$ (11,123,199)
(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	351,560,199	320,432,814	260,795,745
Effect of dilution:
Weighted average number of ordinary shares adjusted for the effect of dilution	351,560,199	320,432,814	260,795,745
Loss per share (basic and diluted in cents)	$ (26.40)	$ (14.15)	$ (4.27)